RELATED PARTY TRANSACTIONS - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 23,378	$ 8,037	$ 3,582
Short-term employee benefits	2,247	2,691	2,170
Termination benefits	206	0	0
Total	$ 25,831	$ 10,728	$ 5,752